UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422

                   Lotsoff Capital Management Investment Trust
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442

                      Date of fiscal year end: September 30
                  Date of reporting period: September 30, 2006

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                               ACTIVE INCOME FUND


                                  ANNUAL REPORT


                               SEPTEMBER 30, 2006

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

Dear Shareholders:

We are pleased to present the annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the period ended September 30, 2006. Stocks in the Fund are very small as the name indicates. U.S. small stocks generally are considered to be those with a capitalization less than the 1,000 largest U.S. stocks, currently about $2 billion in size. Based on the weighted average, the capitalization size of the Fund is less than one-half the size of the stocks in the Russell 2000(R) Index, a well-recognized, publicly available benchmark for small capitalization stocks. With the release of the new Russell Microcap(TM) Index in 2005, the Fund began using this index as its primary benchmark. This index is similar in capitalization size to the Fund which provides investors a better basis for comparison than the Russell 2000(R) Index.

The annual period ended September 30, 2006 was a positive one for micro cap stocks on an absolute basis. The Russell Microcap(TM) Index returned 7.03%, while the Russell 2000(R) Index returned 9.92% and the Standard & Poor's 500(R) Index returned 10.79%. The Fund's return for the year was 4.48%. From the Fund's inception on November 7, 2003 through September 30, 2006, the Fund had an annualized total return of 9.05%, outperforming the Russell Microcap(TM) Index return of 8.94%. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SUCH THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

The absolute return performance of the Fund was led by the Financials, Telecom Services, and Information Technology sectors. These sectors each returned above 12% for the year and represented about 47% of the Fund. All other sectors lagged with returns in each sector of less than 5.00% and in some cases negative returns. In terms of relative performance, the Financials, Information Technology, and Energy sectors did well, together adding about 2.50% above the Fund's benchmark. This amount was more than offset by the relative performance of other sectors, with more than 2.00% underperformance resulting from the combination of the Consumer Discretionary and Health Care sectors.

We believe our approach to managing the Fund is a fairly conservative one. However, due to its limited focus, it is more susceptible to market volatility because smaller companies may not have the resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks. We focus on long-term prospects for a company in terms of stock selection and on seeking to control risk in terms of the portfolio management. Our stock selection methodology looks for companies that we deem undervalued based on the projected cash flows of the company over a

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

long period of time combined with various indicators that the company is moving toward improving value. The market environment of the past year on balance was very short-term oriented which did not bode well for the performance of the Fund, or start-up biotech companies and companies of a more cyclical nature. However, this environment gave us the opportunity to build positions that we believe have added potential value to the Fund and ultimately will be reflected in the market. The Fund is diversified both in terms of the number of stocks held and the sector weights. As of September 30, 2006, the Fund had 528 holdings, with no position larger than 1.5% of the Fund. Thus, no company-specific event had a significant effect on performance. In addition, the Fund's sector allocation is very closely alligned with the sector allocation represented in the benchmark. In terms of average sector weights, no sector was over- or under-weighted more than 1%. This means that we did not take significant sector risk relative to the benchmark.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate the superior potential for being successful investments and on seeking to control risk to protect investors' capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,



/s/Donald W. Reid

Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

Dear Shareholders:

We are pleased to present the annual report of the Lotsoff Capital Management Active Income Fund (the "Fund") for the period ended September 30, 2006.

The U.S. fixed income markets produced positive returns over the last twelve months as interest rates stabilized as measured by the Lehman Aggregate Bond Index with a return of 3.67%. After 17 consecutive hikes, the Federal Reserve finally stopped raising interest rates at the Federal Open Market Committee meeting in August. They held the Federal Funds rate at 5.25%, citing concerns of moderating economic growth due to housing market cooling and the effects of increases in interest rates and energy. As a result, the bond market rallied as evidenced by the decrease in yields of U.S. Treasury securities. Ten year Treasury yields started off 2006 with a yield of 4.39% and peaked at 5.25% at the end of June. By the end of the third quarter, and well after the market had time to digest the change in monetary policy, ten year yields reversed course and declined to 4.63%. The front end of the yield curve experienced similar gyrations in yields. The two year Treasury started the year at a yield of 4.40% and reached a high of 5.28% at the end of June before closing out September at 4.69%. The Lehman Brothers U.S. Treasury Index posted a year to date total return of 2.34% as of September 30, 2006.

The Fund outperformed its benchmark, the Citigroup 3-Month T-Bill Index (the "Benchmark"), by 0.06% since its inception on November 8, 2005 with a cumulative return of 4.16% versus 4.10% for the Benchmark. However, the Fund was not fully invested until the end of December. For the first nine months of 2006, the Fund returned 3.70% versus 3.46% for the Benchmark. The Fund's outperformance can be attributed to its exposure to both rising interest rates and compressing spreads in the first and second quarters of 2006. The Fund's interest rate strategies benefited from increases in inflation and sustainable movements to higher interest rates. We positioned the Fund to extract additional returns in a rising interest rate environment based on our expectations for strong economic growth. The Fund also benefited from exposure to spread sectors such as Commercial Mortgage Backed Securities. THE FUND MAY UTILIZE INVESTMENT STRATEGIES THAT ARE CONSIDERED SPECULATIVE AND INVOLVE THE RISK OF LOSS OR SIGNIFICANT DEPRECIATION. THE FUND WILL ALSO ENGAGE IN SHORT-TERM TRADING WHICH INVOLVES ADDITIONAL TRANSACTION COSTS AND RISKS. THE FUND INVESTS IN SECURITIES OF ANY CREDIT RATING, INCLUDING BONDS RATED BELOW INVESTMENT GRADE. SUCH INVESTMENTS ARE SUBJECT TO GREATER CREDIT RISK AND HAVE A GREATER RISK OF DEFAULT.

Spreads compressed in the first half of the year due to low delinquencies and strong underlying collateral performance. In addition, strong demand from the traditional players, such as insurance companies and money managers, coupled with increased activity from hedge funds and Collateralized Debt Obligation ("CDO") managers, contributed to tightening spreads. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SUCH THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

We believe there are clear signs that the economy is slowing as evidenced by the decrease in activity in the housing market. Despite this, the economy has grown enough that inflation and future price instability is still a concern for the Federal Reserve. Due to this uncertainty and lack of a clear cut signal of the direction of monetary policy, we believe that interest rates may stay range-bound in the coming months. Until we see signals of a sustainable change in sentiment in the market, we are positioning the interest rate exposure of the Fund close to zero and will attempt to capitalize on short-term fluctuations in accordance with our interest rate strategies and momentum models.

Even with the lackluster performance of the credit sector, spreads and valuations continued to hover near historic lows. The potential for an economic slowdown coupled with increasing future leveraged buyout activity have caused us to remain cautiously bearish on the credit sector. Having said this, spreads may continue to remain steady and modestly tighten in the short term. The Fund is generally positioned for wider spreads on lower quality credit securities and seeks to capitalize more on this view as opportunities present themselves.

With our view on interest rates, we believe that the residential agency mortgage backed securities sector will outperform as we approach the end of the year. The risk to this view is that mortgage spreads are rich and, in general, are approaching historic lows. While this fact is a strong concern for us, we do think that the decrease in interest rate volatility, due to a stagnant Federal Reserve and the increasing demand from overseas buyers, should push spreads even tighter. As a result, the Fund has an overweight position in the sector as of September 30, 2006.

Finally, we think that the commercial mortgage backed securities sector should continue to outperform. From a fundamental standpoint, we believe commercial properties have, and should continue to, exhibit low delinquencies and strong operating cash flows which should lead to the maintenance of their debt payments. We are comfortable with this view even if the economic slowdown scenario occurs as this asset class had outperformed during the last market downturn. Strong collateral underwriting and deal structuring by issuers has led to the present stability of the sector. We believe that this level of practice is still evident today and will continue. We see the risk to the sector in the short term as tight spreads and valuations which were mostly driven by heightened demand from hedge funds and CDO managers. This has decreased spreads on lower rated securities to historically rich levels. Despite this, we are still bullish on the sector based on fundamentals as well as the fact that we see demand from the aforementioned investors will remain in the marketplace for the foreseeable future. The Fund will look to add more positions to the sector with the target of exceeding our model exposure.

Sincerely,



/s/Rommel B. Badilla

Rommel B. Badilla, CFA
Portfolio Manager

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                          INDEX COMPARISON (UNAUDITED)


     Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital Management Micro Cap Fund, Russell 2000*, and Russell Microcap(TM) Index*

[CHART]

            Lotsoff Micro Cap Fund     Russell 2000 (R) Index     Russell Microcap (TM) Index


11/7/03     10,000                     10,000                     10,000

Dec-03      10,460                     10,276                     10,675

Mar-04      11,150                     10,919                     11,369

Jun-04      10,820                     10,971                     11,169

Sept-04     10,320                     10,657                     10,521

Dec-04      11,973                     12,159                     12,153

Mar-05      11,082                     11,510                     11,249

Jun-05      11,451                     12,007                     11,606

Sept-05     12,300                     12,570                     12,309

Oct-05      11,973                     12,180                     11,611

Nov-05      12,341                     12,771                     12,111

Dec-05      12,430                     12,713                     12,125

Jan-06      13,499                     13,853                     13,244

Feb-06      13,456                     13,815                     13,239

Mar-06      14,179                     14,485                     13,838

Apr-06      14,125                     14,483                     13,761

May-06      13,380                     13,669                     12,957

Jun-06      13,175                     13,757                     12,901

Jul-06      12,570                     13,310                     12,431

Aug-06      12,818                     13,704                     12,764

Sep-06      12,851                     13,818                     12,814






         TOTAL RETURNS **
         FOR THE PERIODS ENDED SEPTEMBER 30, 2006
                                                                             Average Annual Since Inception
                                                            One Year              (11/7/03 to 9/30/06)
-------------------------------------------------------------------------------------------------------------------
         Lotsoff Micro Cap Fund                               4.48%                        9.05%
         Russell 2000(R) Index                                9.92%                       11.81%
         Russell Microcap(TM) Index                           7.03%                        8.94%


* THE RUSSELL 2000(R) INDEX IS COMPRISED OF THE SMALLEST 2,000 COMPANIES IN THE RUSSELL 3000(R) INDEX. THE RUSSELL 3000(R) INDEX IS COMPRISED OF THE 3,000 LARGEST U.S. COMPANIES BASED ON MARKET CAPITALIZATION. THE RUSSELL MICROCAP(TM) INDEX INCLUDES THE SMALLEST 1,000 SECURITIES IN THE SMALL-CAP RUSSELL 2000(R) INDEX PLUS THE NEXT 1,000 SECURITIES. ALL INDEXES ARE UNMANAGED AND RETURNS INCLUDE REINVESTED DIVIDENDS.

** THE PERFORMANCE QUOTED HERE REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AMOUNTS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER PAYS ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                          INDEX COMPARISON (UNAUDITED)


         Comparison of a Hypothetical $10,000 Investment in the Lotsoff
                               Capital Management
           Active Income Fund and the Citigroup 3-Month T-Bill Index*

[CHART]


             Lotsoff Active Income Fund      Citigroup 3-Month T-Bill Index


11/8/05              10,000                        10,000

Nov-05               10,020                        10,030

Dec-05               10,044                        10,062

Jan-06               10,085                        10,096

Feb-06               10,125                        10,128

Mar-06               10,185                        10,165

Apr-06               10,245                        10,203

May-06               10,286                        10,243

Jun-06               10,306                        10,283

Jul-06               10,336                        10,325

Aug-06               10,376                        10,368

Sep-06               10,416                        10,410




         TOTAL RETURNS **
         FOR THE PERIODS ENDED SEPTEMBER 30, 2006
                                                                               Cumulative Since Inception
                                                                                  (11/8/05 to 9/30/06)
-------------------------------------------------------------------------------------------------------------------
         Lotsoff Active Income Fund                                                        4.16%
         Citigroup 3-Month T-Bill Index                                                    4.10%

* THE CITIGROUP 3-MONTH T-BILL INDEX IS DESIGNED TO MIRROR THE PERFORMANCE OF THE 3 MONTH U.S. TREASURY BILL. ALL INDEXES ARE UNMANAGED AND RETURNS INCLUDE REINVESTED DIVIDENDS.

** THE PERFORMANCE QUOTED HERE REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AMOUNTS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER PAYS ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----

                      COMMON STOCKS                                                97.5%

                      AEROSPACE/DEFENSE                                             0.9%
         26,820       The Allied Defense Group, Inc.*                                            $       441,189
          4,300       HEICO Corp., Class A                                                               124,915
         50,600       Herley Industries, Inc.*                                                           626,428
                                                                                                ------------------
                                                                                                       1,192,532
                                                                                                ------------------
                      AGRICULTURE PRODUCTS                                          0.1%
          3,000       Maui Land & Pineapple Co., Inc.*                                                    89,010
                                                                                                ------------------
                      AIRLINES                                                      0.4%
         19,500       MAIR Holdings, Inc.*                                                               111,345
         23,000       Mesa Air Group, Inc.*                                                              178,480
         22,500       Pinnacle Airlines Corp.*                                                           166,725
                                                                                                ------------------
                                                                                                         456,550
                                                                                                ------------------
                      APPAREL                                                       2.5%
         16,500       Delta Apparel, Inc.                                                                321,915
         89,900       Hartmarx Corp.*                                                                    608,623
         27,720       Lakeland Industries, Inc.*                                                         337,075
          7,500       Maidenform Brands, Inc.*                                                           144,750
         24,600       Perry Ellis International, Inc.*                                                   759,648
         64,900       Rocky Brands, Inc.*                                                                776,853
        133,400       Unifi, Inc.*                                                                       320,160
                                                                                                ------------------
                                                                                                       3,269,024
                                                                                                ------------------
                      AUTO PARTS & EQUIPMENT                                        1.9%
         28,300       Accuride Corp.*                                                                    311,583
         15,800       Commercial Vehicle Group, Inc.*                                                    304,308
          8,900       Dorman Products, Inc.*                                                              89,890
         21,100       Miller Industries, Inc.*                                                           385,497
         53,600       Noble International, Ltd.                                                          670,536
         18,200       Spartan Motors, Inc.                                                               342,706
          9,500       Strattec Security Corp.*                                                           363,565
                                                                                                ------------------
                                                                                                       2,468,085
                                                                                                ------------------
                      BANKS                                                         8.5%
         19,200       Banco Latinoamericano de Exportaciones, S.A.+                                      299,904
          9,300       C&F Financial Corp.                                                                376,650
         27,539       Capital Bank Corp.                                                                 483,860
         20,300       Center Financial Corp.                                                             482,734
          5,010       Columbia Bancorp                                                                   123,196
          6,500       Community Bancorp, Inc.                                                            265,720
         48,000       EuroBancshares, Inc.*                                                              454,560

7

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      BANKS (CONTINUED)
          3,349       First Mutual Bancshares, Inc.                                              $        91,260
          5,400       First National Lincoln Corp.                                                        91,368
         30,300       First Regional Bancorp*                                                          1,032,320
         11,100       FNB Financial Services Corp.                                                       163,725
          6,700       FNB United Corp.                                                                   124,821
         13,300       Heritage Commerce Corp.                                                            307,762
         23,100       Intervest Bancshares Corp.*                                                      1,006,236
         17,500       ITLA Capital Corp.                                                                 940,800
          3,860       Macatawa Bank Corp.                                                                 88,356
         21,500       MainSource Financial Group, Inc.                                                   364,855
          6,400       Mercantile Bank Corp.                                                              253,120
         13,000       MidWestOne Financial Group, Inc.                                                   250,185
         15,700       Nara Bancorp, Inc.                                                                 287,153
         10,000       Nexity Financial Corp.*                                                            110,600
          8,820       Northrim BanCorp, Inc.                                                             232,848
          5,800       Oak Hill Financial, Inc.                                                           143,608
         30,300       Oriental Financial Group, Inc.                                                     361,176
          7,022       Peoples Bancorp of North Carolina, Inc.                                            191,385
          9,500       Placer Sierra Bancshares                                                           210,995
          1,531       Premier Financial Bancorp, Inc.                                                     22,659
          4,908       Republic Bancorp, Inc.                                                             103,804
         49,718       Republic First Bancorp, Inc.*                                                      659,261
         17,000       R-G Financial Corp.                                                                126,650
         20,800       Southwest Bancorp, Inc.                                                            537,056
         10,200       Taylor Capital Group, Inc.                                                         301,410
          4,900       Vineyard National Bancorp                                                          127,204
          3,084       Virginia Commerce Bancorp, Inc.*                                                    68,465
          6,625       Washington Banking Co.                                                             118,256
         16,500       Wilshire Bancorp, Inc.                                                             314,160
                                                                                                ------------------
                                                                                                      11,118,122
                                                                                                ------------------
                      BIOTECHNOLOGY                                                 6.8%
         11,200       AEterna Zentaris, Inc.*                                                             57,456
         15,250       Anesiva, Inc.*                                                                     103,395
         37,000       Arena Pharmaceuticals, Inc.*                                                       443,260
        141,100       Arqule, Inc.*                                                                      594,031
         42,300       Avigen, Inc.*                                                                      218,691
         60,500       Barrier Therapeutics, Inc.*                                                        390,830
         36,200       BioCryst Pharmaceuticals, Inc.*                                                    451,414
         41,250       BioSphere Medical, Inc.*                                                           272,250
         85,500       Cell Genesys, Inc.*                                                                390,735
         12,700       Coley Pharmaceutical Group, Inc.*                                                  145,034
         22,700       Cotherix, Inc.*                                                                    160,262
        345,300       Curis, Inc.*                                                                       473,061

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      BIOTECHNOLOGY (CONTINUED)
         20,200       Cytokinetics, Inc.*                                                        $       129,886
        233,400       Entremed, Inc.*                                                                    434,124
         33,500       Enzon Pharmaceuticals, Inc.*                                                       276,375
         69,700       Exact Sciences Corp.*                                                              141,491
         40,800       Gene Logic, Inc.*                                                                   63,240
         83,400       Genitope Corp.*                                                                    243,528
         31,200       GenVec, Inc.*                                                                       34,944
         15,900       Halozyme Therapeutics, Inc.*                                                        42,135
         24,600       Immunogen, Inc.*                                                                    87,084
         21,109       Immunomedics, Inc.*                                                                 37,574
         46,700       Incyte Corp.*                                                                      197,541
         25,000       Kosan Biosciences, Inc.*                                                           120,750
         15,300       Lifecell Corp.*                                                                    492,966
         47,500       Palatin Technologies, Inc.*                                                        113,050
        139,200       Praecis Pharmaceuticals, Inc.*                                                     285,360
         46,600       Sangamo Biosciences, Inc.*                                                         259,096
         36,700       Savient Pharmaceuticals, Inc.*                                                     238,917
        132,300       Sirna Therapeutics, Inc.*                                                          736,911
         61,400       Sonus Pharmaceuticals, Inc.*                                                       287,966
        167,000       SuperGen, Inc.*                                                                    778,220
         44,700       Vical, Inc.*                                                                       225,735
                                                                                                ------------------
                                                                                                       8,927,312
                                                                                                ------------------
                      BUILDING MATERIALS                                            0.8%
          2,400       AAON, Inc.                                                                          54,744
         17,600       Craftmade International, Inc.                                                      301,488
          5,000       International Aluminum Corp.                                                       186,750
         77,500       US Concrete, Inc.*                                                                 504,525
                                                                                                ------------------
                                                                                                       1,047,507
                                                                                                ------------------
                      CHEMICALS                                                     0.6%
          4,175       Balchem Corp.                                                                       82,623
         17,900       Penford Corp.                                                                      271,006
          4,400       Quaker Chemical Corp.                                                               85,580
          7,700       Stepan Co.                                                                         225,071
         31,200       Wellman, Inc.                                                                      124,488
                                                                                                ------------------
                                                                                                         788,768
                                                                                                ------------------
                      COMMERCIAL SERVICES                                           2.8%
         12,400       ACE Cash Express, Inc.*                                                            370,636
          6,800       Albany Molecular Research, Inc.*                                                    63,648
          4,000       AMN Healthcare Services, Inc.*                                                      95,000
         13,900       Barrett Business Services*                                                         298,433
         13,500       Cornell Cos., Inc.*                                                                233,280

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      COMMERCIAL SERVICES (CONTINUED)
          7,300       Electro Rent Corp.*                                                        $       124,173
         32,500       Emergency Medical Services Corp.*                                                  531,375
          5,625       Healthcare Services Group, Inc.                                                    141,525
         38,200       Home Solutions of America, Inc.*                                                   209,336
         42,600       Hooper Holmes, Inc.                                                                143,562
          4,500       ICT Group, Inc.*                                                                   141,615
         17,100       Kforce, Inc.*                                                                      204,003
          2,500       Multi-Color Corp.                                                                   71,875
         89,900       Newtek Business Services, Inc.*                                                    157,325
          6,000       Providence Service Corp.*                                                          165,540
         22,500       Rent-Way, Inc.*                                                                    236,025
         35,000       Rewards Network, Inc.*                                                             170,450
         15,100       Source Interlink Cos., Inc.*                                                       143,450
          7,800       TNS, Inc.*                                                                         117,468
                                                                                                ------------------
                                                                                                       3,618,719
                                                                                                ------------------
                      COMPUTERS                                                     2.6%
         13,200       Ansoft Corp.*                                                                      328,812
          4,200       COMSYS IT Partners, Inc.*                                                           72,198
         13,400       Dataram Corp.                                                                       63,382
         55,300       Dot Hill Systems Corp.*                                                            215,670
         47,400       InFocus Corp.*                                                                     135,564
         25,300       Magma Design Automation, Inc.*                                                     230,230
         30,800       Ness Technologies, Inc.*                                                           411,180
         14,200       Netscout Systems, Inc.*                                                             92,158
          6,200       Optimal Group, Inc.*                                                                72,912
         38,700       PAR Technology Corp.*                                                              351,009
          5,900       Pomeroy IT Solutions, Inc.*                                                         48,262
         17,900       Radiant Systems, Inc.*                                                             216,232
          7,600       SI International, Inc.*                                                            243,048
          8,400       Sigma Designs, Inc.*                                                               125,580
         27,200       SimpleTech, Inc.*                                                                  247,792
         68,400       Synplicity, Inc.*                                                                  437,760
         15,400       TechTeam Global, Inc.*                                                             121,814
                                                                                                ------------------
                                                                                                       3,413,603
                                                                                                ------------------
                      COSMETICS/PERSONAL CARE                                       0.3%
          3,300       Elizabeth Arden, Inc.*                                                              53,328
         71,488       Parlux Fragrances, Inc.*                                                           363,874
                                                                                                ------------------
                                                                                                         417,202
                                                                                                ------------------
                      DISTRIBUTION/WHOLESALE                                        1.4%
         13,900       Directed Electronics, Inc.*                                                        209,890
          8,700       Global Partners, LP                                                                195,315


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      DISTRIBUTION/WHOLESALE (CONTINUED)
         22,400       Handleman Co.                                                              $       170,016
         56,300       Huttig Building Products, Inc.*                                                    311,339
         27,000       Navarre Corp.*                                                                     108,540
         32,500       Valley National Gases, Inc.                                                        811,525
                                                                                                ------------------
                                                                                                       1,806,625
                                                                                                ------------------
                      DIVERSIFIED FINANCIAL SERVICES                                2.7%
         22,700       Asta Funding, Inc.                                                                 851,023
          5,600       Delta Financial Corp.                                                               51,296
         44,400       Encore Capital Group, Inc.*                                                        576,312
          2,400       Federal Agricultural Mortgage Corp.                                                 63,528
         15,000       Franklin Credit Management Corp.*                                                  105,075
          8,100       Marlin Business Services Corp.*                                                    169,290
         10,241       Mass Financial Corp.*                                                               12,801
          9,000       Nicholas Financial, Inc.                                                           124,380
          5,700       Stifel Financial Corp.*                                                            180,918
         15,700       SWS Group, Inc.                                                                    390,773
         20,100       United PanAm Financial Corp.*                                                      311,148
         14,800       World Acceptance Corp.*                                                            650,904
                                                                                                ------------------
                                                                                                       3,487,448
                                                                                                ------------------
                      ELECTRICAL COMPONENTS & EQUIPMENT                             0.7%
         35,200       C&D Technologies, Inc.                                                             249,920
         28,700       The Lamson & Sessions Co.*                                                         683,634
                                                                                                ------------------
                                                                                                         933,554
                                                                                                ------------------
                      ELECTRONICS                                                   3.8%
          1,900       Frequency Electronics, Inc.                                                         24,643
          8,200       II-VI, Inc.*                                                                       204,344
         64,200       Innovex, Inc.*                                                                     132,894
         19,700       International DisplayWorks, Inc.*                                                  125,489
         14,400       Keithley Instruments, Inc.                                                         183,600
         33,600       LeCroy Corp.*                                                                      463,008
         17,600       LoJack Corp.*                                                                      344,784
         16,900       Meade Instruments Corp.*                                                            38,025
         57,000       Merix Corp.*                                                                       547,770
          5,000       Methode Electronics, Inc.                                                           47,550
          8,400       Metrologic Instruments, Inc.*                                                      152,544
          8,200       Novatel, Inc.*                                                                     376,544
         24,200       NU Horizons Electronics Corp.*                                                     308,308
         29,400       OSI Systems, Inc.*                                                                 576,240
         22,700       Planar Systems, Inc.*                                                              257,645
         18,100       Sonic Solutions, Inc.*                                                             275,844
          9,300       Stoneridge, Inc.*                                                                   66,216

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      ELECTRONICS (CONTINUED)
         41,700       Sypris Solutions, Inc.                                                     $       348,195
         13,400       Technology Research Corp.                                                           56,950
         23,000       X-Rite, Inc.                                                                       247,020
         10,900       Zygo Corp.*                                                                        138,975
                                                                                                ------------------
                                                                                                       4,916,588
                                                                                                ------------------
                      ENERGY - ALTERNATIVE SOURCES                                  0.4%
         22,600       MGP Ingredients, Inc.                                                              480,702
                                                                                                ------------------

                      ENGINEERING & CONSTRUCTION                                    0.5%
          3,100       Infrasource Services, Inc.*                                                         54,405
          7,841       KHD Humboldt Wedag International, Ltd.*                                            255,695
         11,200       Michael Baker Corp.*                                                               228,032
          2,400       VSE Corp.                                                                           72,240
                                                                                                ------------------
                                                                                                         610,372
                                                                                                ------------------
                      ENTERTAINMENT                                                 1.8%
         21,300       Bluegreen Corp.*                                                                   244,311
          1,900       Carmike Cinemas, Inc.                                                               32,642
         32,900       Century Casinos, Inc.*                                                             327,026
         34,450       Dover Downs Gaming & Entertainment, Inc.                                           418,568
          8,400       Gaming Partners International Corp.                                                161,616
         15,200       Progressive Gaming International Corp.*                                            124,640
          8,000       Steinway Musical Instruments, Inc.*                                                224,000
        197,800       Youbet.com, Inc.*                                                                  739,772
                                                                                                ------------------
                                                                                                       2,272,575
                                                                                                ------------------
                      ENVIRONMENTAL CONTROL                                         0.4%
         40,400       Darling International, Inc.*                                                       169,276
         33,900       TRC Cos., Inc.*                                                                    288,828
                                                                                                ------------------
                                                                                                         458,104
                                                                                                ------------------
                      FOOD                                                          0.8%
         32,000       The Inventure Group, Inc.*                                                          76,160
         38,500       John B. Sanfilippo & Son, Inc.*                                                    392,700
         11,900       Nash Finch Co.                                                                     280,007
          8,600       Spartan Stores, Inc.                                                               145,340
         21,000       Tasty Baking Co.                                                                   191,730
                                                                                                ------------------
                                                                                                       1,085,937
                                                                                                ------------------
                      FOREST PRODUCTS & PAPER                                       0.5%
         29,900       Buckeye Technologies, Inc.*                                                        254,150
         24,400       Pope & Talbot, Inc.                                                                140,300
         12,800       Schweitzer-Mauduit International, Inc.                                             242,944
                                                                                                ------------------
                                                                                                         637,394
                                                                                                ------------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      GAS  0.1%
          3,100       Delta Natural Gas Co., Inc.                                                $        77,655
                                                                                                ------------------
                      HEALTHCARE - PRODUCTS                                         3.2%
          1,150       Atrion Corp.                                                                        89,297
         11,400       Candela Corp.*                                                                     124,374
         18,000       Cantel Medical Corp.*                                                              250,020
         11,423       Cardiac Science Corp.*                                                              84,530
         11,000       Cutera, Inc.*                                                                      292,490
          7,400       Cynosure, Inc.*                                                                    107,300
          9,100       Encore Medical Corp.*                                                               57,330
         44,900       Endologix, Inc.*                                                                   180,049
         18,100       Exactech, Inc.*                                                                    247,246
         16,700       HealthTronics, Inc.*                                                               103,039
          4,400       Intralase Corp.*                                                                    86,724
         12,100       Lifecore Biomedical, Inc.*                                                         170,610
          7,400       Luminex Corp.*                                                                     134,902
         22,000       Medical Action Industries, Inc.*                                                   591,580
         63,700       Merge Technologies, Inc.*                                                          438,256
         14,300       NxStage Medical, Inc.*                                                             125,411
          2,700       Palomar Medical Technologies, Inc.*                                                113,940
        133,000       ReGen Biologics, Inc.*                                                              51,870
         18,200       Solexa, Inc.*                                                                      160,524
          6,300       Somanetics Corp.*                                                                  125,748
          6,300       SurModics, Inc.*                                                                   221,256
          3,001       Vital Signs, Inc.                                                                  169,887
          4,800       Zoll Medical Corp.*                                                                172,272
                                                                                                ------------------
                                                                                                       4,098,655
                                                                                                ------------------
                      HEALTHCARE - SERVICES                                         1.3%
          7,200       Air Methods Corp.*                                                                 169,920
        172,700       Allied Healthcare International, Inc.*                                             343,673
          3,200       Amedisys, Inc.*                                                                    126,944
          7,950       America Service Group, Inc.*                                                       103,429
          6,600       Bio-Reference Laboratories, Inc.*                                                  148,170
          3,400       Horizon Health Corp.*                                                               51,918
          6,535       National Dentex Corp.*                                                             128,413
         19,500       NovaMed, Inc.*                                                                     153,660
          8,400       Odyssey HealthCare, Inc.*                                                          119,112
          7,300       Option Care, Inc.                                                                   97,747
         55,500       PainCare Holdings, Inc.*                                                            79,920
          7,700       RehabCare Group, Inc.*                                                             100,870
                                                                                                ------------------
                                                                                                       1,623,776
                                                                                                ------------------

13

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      HOME BUILDERS                                                 0.5%
         41,400       Cavalier Homes, Inc.*                                                      $       132,066
         20,400       Comstock Homebuilding Cos., Inc.*                                                  110,160
          5,300       M/I Homes, Inc.                                                                    187,355
          2,400       Nobility Homes, Inc.                                                                64,344
         13,600       Orleans Homebuilders, Inc.                                                         159,528
                                                                                                ------------------
                                                                                                         653,453
                                                                                                ------------------
                      HOME FURNISHINGS                                              0.8%
         11,500       Chromocraft Revington, Inc.*                                                       113,620
          5,300       Flexsteel Industries, Inc.                                                          68,900
         13,700       Hooker Furniture Corp.                                                             200,842
          6,700       Kimball International, Inc.                                                        129,310
          4,800       MITY Enterprises, Inc.*                                                             87,360
         16,500       Stanley Furniture Co., Inc.                                                        351,615
          6,500       Universal Electronics, Inc.*                                                       123,500
                                                                                                ------------------
                                                                                                       1,075,147
                                                                                                ------------------
                      HOUSEHOLD PRODUCTS/WARES                                      0.7%
         21,400       Ennis, Inc.                                                                        463,310
         23,100       Lifetime Brands, Inc.                                                              427,812
                                                                                                ------------------
                                                                                                         891,122
                                                                                                ------------------
                      INSURANCE                                                     4.7%
          5,900       21st Century Holding Co.                                                           108,914
         15,500       Affirmative Insurance Holdings, Inc.                                               227,075
         55,200       AmCOMP, Inc.*                                                                      536,544
         25,400       American Equity Investment Life Holding Co.                                        311,658
         27,400       American Safety Insurance Holdings, Ltd.*                                          501,420
         58,700       Amerisafe, Inc.*                                                                   575,260
         37,500       Direct General Corp.                                                               504,750
         22,433       Donegal Group, Inc., Class A                                                       453,602
          5,867       Donegal Group, Inc., Class B                                                       105,776
         17,300       EMC Insurance Group, Inc.                                                          498,932
          7,800       FPIC Insurance Group, Inc.*                                                        308,958
          4,309       Investors Title Co.                                                                194,551
         29,200       KMG America Corp.*                                                                 214,620
         10,305       National Atlantic Holdings Corp.*                                                  117,992
          3,800       NYMAGIC, Inc.                                                                      120,460
         34,700       Procentury Corp.                                                                   520,500
         15,900       PXRE Group Ltd.*                                                                    65,508
        173,200       Quanta Capital Holdings, Ltd.*                                                     318,688
         31,000       SeaBright Insurance Holdings, Inc.*                                                433,070
            600       Specialty Underwriters' Alliance, Inc.*                                              4,980
                                                                                                ------------------
                                                                                                       6,123,258
                                                                                                ------------------

14

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      INTERNET                                                      5.7%
         87,800       @Road, Inc.*                                                               $       512,752
         47,500       24/7 Real Media, Inc.*                                                             405,650
         98,600       ActivIdentity Corp.*                                                               463,420
         17,400       Aladdin Knowledge Systems, Inc.*                                                   293,190
          7,600       Blue Coat Systems, Inc.*                                                           136,876
         44,400       Centillium Communications, Inc.*                                                    90,576
         31,900       Corillian Corp.*                                                                    87,406
         27,000       Cryptologic, Inc.                                                                  595,080
          9,400       eCollege.com, Inc.*                                                                150,306
         18,100       ePlus, Inc.*                                                                       176,475
          4,000       FTD Group, Inc.*                                                                    61,800
         22,200       HealthStream, Inc.*                                                                 77,034
         22,800       Internet Gold-Golden Lines, Ltd.*                                                  141,132
         43,900       Jupitermedia Corp.*                                                                380,174
          9,700       The Knot, Inc.*                                                                    214,661
         13,600       Lionbridge Technologies, Inc.*                                                     103,768
         24,300       Liquidity Services, Inc.*                                                          378,837
         20,400       Looksmart, Ltd.*                                                                    59,976
         72,000       Napster, Inc.*                                                                     307,440
          9,500       Perficient, Inc.*                                                                  148,960
         38,600       Saba Software, Inc.*                                                               203,422
         11,400       Secure Computing Corp.*                                                             72,162
         19,400       SumTotal Systems, Inc.*                                                            144,530
         70,200       TeleCommunications Systems, Inc.*                                                  188,838
         59,700       Think Partnership, Inc.*                                                           117,609
          8,700       Trizetto Group, Inc.*                                                              131,718
         22,200       TRX, Inc.*                                                                         112,332
         28,800       Varsity Group, Inc.*                                                               110,016
         67,500       Vasco Data Security International*                                                 699,300
         37,900       WebSideStory, Inc.*                                                                500,659
         26,800       Website Pros, Inc.*                                                                291,048
                                                                                                ------------------
                                                                                                       7,357,147
                                                                                                ------------------
                      INVESTMENT MANAGEMENT COMPANIES                               0.3%
         16,400       Medallion Financial Corp.                                                          180,892
         12,268       Patriot Capital Funding, Inc.                                                      163,410
          6,399       Technology Investment Capital Corp.                                                 93,617
                                                                                                ------------------
                                                                                                         437,919
                                                                                                ------------------
                      IRON/STEEL                                                    1.1%
         27,000       Material Sciences Corp.*                                                           268,920
         19,400       Olympic Steel, Inc.                                                                482,284
         12,800       Shiloh Industries, Inc.*                                                           172,544


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      IRON/STEEL (CONTINUED)
         17,100       Universal Stainless & Alloy, Inc.*                                         $       384,750
          6,700       Wheeling-Pittsburgh Corp.*                                                         114,637
                                                                                                ------------------
                                                                                                       1,423,135
                                                                                                ------------------
                      LEISURE TIME                                                  0.5%
         13,800       Cybex International, Inc.*                                                          91,770
         10,600       GameTech International, Inc.*                                                      105,894
         17,600       K2, Inc.*                                                                          206,448
         27,100       Multimedia Games, Inc.*                                                            246,068
                                                                                                ------------------
                                                                                                         650,180
                                                                                                ------------------
                      LODGING                                                       0.8%
         49,000       Interstate Hotels & Resorts, Inc.*                                                 528,220
         12,400       MTR Gaming Group, Inc.*                                                            116,436
         30,100       Sands Regent*                                                                      442,470
                                                                                                ------------------
                                                                                                       1,087,126
                                                                                                ------------------
                      MACHINERY - DIVERSIFIED                                       1.6%
         12,800       Alamo Group, Inc.                                                                  291,072
          8,000       Columbus McKinnon Corp.*                                                           144,240
         19,400       Gehl Co.*                                                                          519,532
         11,800       Hurco Cos., Inc.*                                                                  283,554
         15,500       Intevac, Inc.*                                                                     260,400
          6,200       Key Technology, Inc.*                                                               79,236
          1,400       Middleby Corp.*                                                                    107,884
         10,500       Twin Disc, Inc.                                                                    342,720
                                                                                                ------------------
                                                                                                       2,028,638
                                                                                                ------------------
                      MEDIA                                                         0.9%
         20,500       Journal Register Co.                                                               116,235
         58,000       New Frontier Media, Inc.*                                                          478,500
         38,500       Playboy Enterprises, Inc., Class B*                                                362,285
         44,200       Regent Communications, Inc.*                                                       167,518
                                                                                                ------------------
                                                                                                       1,124,538
                                                                                                ------------------
                      METAL FABRICATE/HARDWARE                                      0.7%
          9,400       AM Castle & Co.                                                                    252,296
          7,100       Hawk Corp.*                                                                         91,590
          4,600       Northwest Pipe Co.*                                                                138,000
         20,500       Sun Hydraulics Corp.                                                               420,455
                                                                                                ------------------
                                                                                                         902,341
                                                                                                ------------------
                      MINING                                                        0.1%
          6,100       Brush Engineered Materials, Inc.*                                                  151,707
                                                                                                ------------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      MISCELLANEOUS MANUFACTURING                                   1.2%
          3,900       Ameron International Corp.                                                 $       259,116
         15,800       Blount International, Inc.*                                                        158,316
         16,300       GP Strategies Corp.*                                                               121,761
         32,200       Lydall, Inc.*                                                                      286,580
         14,500       Park-Ohio Holdings Corp.*                                                          199,955
         17,500       PW Eagle, Inc.                                                                     525,175
                                                                                                ------------------
                                                                                                       1,550,903
                                                                                                ------------------
                      OIL & GAS                                                     1.6%
          4,600       Barnwell Industries, Inc.                                                           89,194
         29,200       Brigham Exploration Co.*                                                           197,684
          7,700       Bronco Drilling Co., Inc.*                                                         135,366
         35,500       The Exploration Co. of Delaware, Inc.*                                             339,735
          7,700       GMX Resources, Inc.*                                                               241,703
         40,100       Harvest Natural Resources, Inc.*                                                   415,035
         17,000       Meridian Resource Corp.*                                                            52,020
         41,400       Petroquest Energy, Inc.*                                                           431,802
          2,300       PrimeEnergy Corp.*                                                                 163,944
                                                                                                ------------------
                                                                                                       2,066,483
                                                                                                ------------------
                      OIL & GAS SERVICES                                            1.6%
         34,700       CE Franklin, Ltd.*                                                                 389,681
         16,300       Dawson Geophysical Co.*                                                            484,110
         25,700       Gulf Island Fabrication, Inc.                                                      670,513
          6,000       Mitcham Industries, Inc.*                                                           63,420
         13,100       Trico Marine Services, Inc.*                                                       442,125
                                                                                                ------------------
                                                                                                       2,049,849
                                                                                                ------------------
                      PHARMACEUTICALS                                               6.1%
         68,500       Acusphere, Inc.*                                                                   247,285
        105,200       Akorn, Inc.*                                                                       379,772
         16,000       Allos Therapeutics, Inc.*                                                           60,320
         11,700       Anika Therapeutics, Inc.*                                                          155,961
        129,500       AP Pharma, Inc.*                                                                   138,565
         76,712       Aradigm Corp.*                                                                     128,876
         42,075       AVANIR Pharmaceuticals, Inc.*                                                      291,159
         70,800       Biopure Corp.*                                                                      58,056
         11,100       Cardiome Pharma Corp.*                                                             128,205
         42,300       Collagenex Pharmaceuticals, Inc.*                                                  549,477
         56,800       Connetics Corp.*                                                                   619,120
         21,400       Draxis Health, Inc.*                                                                93,732
         17,800       Dyax Corp.*                                                                         59,274
         66,200       Genta, Inc.*                                                                        51,636
          4,300       Gentium S.p.A.*+                                                                    60,845


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      PHARMACEUTICALS (CONTINUED)
          6,900       Hi-Tech Pharmacal Co., Inc.*                                               $        87,216
         41,400       Hollis-Eden Pharmaceuticals, Inc.*                                                 219,006
         11,925       Infinity Pharmaceuticals, Inc.*                                                    160,988
          5,400       Intrabiotics Pharmaceuticals, Inc.*                                                 20,466
         44,200       Ista Pharmaceuticals, Inc.*                                                        262,106
         28,400       La Jolla Pharmaceutical Co.*                                                       105,648
         18,000       Lannett Co., Inc.*                                                                  95,400
         12,500       Matrixx Initiatives, Inc.*                                                         237,875
         29,500       Nabi Biopharmaceuticals*                                                           170,510
          6,800       Nastech Pharmaceutical Co., Inc.*                                                  103,768
          5,100       National Medical Health Card Systems, Inc.*                                         79,305
         20,267       Neogen Corp.*                                                                      438,983
         13,000       Neurogen Corp.*                                                                     87,620
        154,800       Nexmed, Inc.*                                                                       97,524
         44,600       NPS Pharmaceuticals, Inc.*                                                         169,926
          8,600       Penwest Pharmaceuticals Co.*                                                       143,190
         22,200       PetMed Express, Inc.*                                                              231,768
          8,900       Reliv International, Inc.                                                           80,100
         18,700       Rigel Pharmaceuticals, Inc.*                                                       192,049
         10,600       Salix Pharmaceuticals, Ltd.*                                                       143,736
         11,100       Tanox, Inc.*                                                                       131,202
         33,000       Taro Pharmaceutical Industries, Ltd.*                                              438,900
        278,400       Titan Pharmaceuticals, Inc.*                                                       612,480
         39,000       ViaCell, Inc.*                                                                     163,800
        188,800       Vion Pharmaceuticals, Inc.*                                                        205,792
         55,000       Vivus, Inc.*                                                                       203,500
                                                                                                ------------------
                                                                                                       7,905,141
                                                                                                ------------------
                      REAL ESTATE MANAGEMENT                                        0.4%
         22,500       Capital Lease Funding, Inc.                                                        249,525
          6,400       Tarragon Corp.                                                                      66,624
         10,000       Thomas Properties Group, Inc.                                                      128,500
                                                                                                ------------------
                                                                                                         444,649
                                                                                                ------------------
                      REAL ESTATE INVESTMENT TRUST                                  2.0%
         47,200       Aames Investment Corp.                                                             166,144
          9,700       Columbia Equity Trust, Inc.                                                        161,505
         38,300       HomeBanc Corp.                                                                     235,545
         68,300       Luminent Mortgage Capital, Inc.                                                    702,807
         42,000       MortgageIT Holdings, Inc.                                                          591,360
         35,300       New York Mortgage Trust, Inc.                                                      136,258
         20,200       Opteum, Inc.                                                                       162,610
         12,000       Republic Property Trust, Inc.                                                      132,240
         25,000       Winston Hotels, Inc.                                                               308,000
                                                                                                ------------------
                                                                                                       2,596,469
                                                                                                ------------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      RETAIL                                                        2.7%
         25,800       AFC Enterprises, Inc.*                                                     $       372,552
         42,100       America's Car-Mart, Inc.*                                                          692,545
          2,500       Benihana, Inc.*                                                                     72,500
          9,600       Build-A-Bear Workshop, Inc.*                                                       218,592
         13,300       EZCORP, Inc., Class A*                                                             514,444
         26,500       First Cash Financial Services, Inc.*                                               545,635
          8,000       Hastings Entertainment, Inc.*                                                       54,000
         11,000       Movado Group, Inc.                                                                 279,620
         23,500       Movie Gallery, Inc.                                                                 46,060
          6,500       Rex Stores Corp.*                                                                   91,650
          8,600       Rush Enterprises, Inc.*                                                            143,448
          6,500       Ruth's Chris Steak House, Inc.*                                                    122,330
          5,000       Smart & Final, Inc.*                                                                85,350
         52,500       Trans World Entertainment Corp.*                                                   318,150
                                                                                                ------------------
                                                                                                       3,556,876
                                                                                                ------------------
                      SAVINGS & LOANS                                               3.2%
          6,400       Benjamin Franklin Bancorp, Inc.                                                     89,216
         98,932       BFC Financial Corp.*                                                               577,763
         15,200       ESB Financial Corp.                                                                167,200
          6,200       First Place Financial Corp.                                                        140,492
         37,400       Frankin Bank Corp.*                                                                743,512
          7,084       HF Financial Corp.                                                                 115,115
          6,100       HMN Financial, Inc.                                                                212,036
         22,200       NASB Financial, Inc.                                                               883,338
         18,700       Provident Financial Holdings, Inc.                                                 563,618
         10,000       Riverview Bancorp, Inc.                                                            135,000
         22,000       United Western Bancorp, Inc.*                                                      468,160
                                                                                                ------------------
                                                                                                       4,095,450
                                                                                                ------------------
                      SEMICONDUCTORS                                                3.7%
         45,900       Anadigics, Inc.*                                                                   328,644
         16,900       Asyst Technologies, Inc.*                                                          114,244
          5,200       BTU International, Inc.*                                                            62,556
         28,100       California Micro Devices, Inc.*                                                    143,310
         27,600       Cascade Microtech, Inc.*                                                           343,896
         23,300       Ceva, Inc.*                                                                        131,878
         10,100       Cohu, Inc.                                                                         180,083
         56,500       Credence Systems Corp.*                                                            161,025
         60,000       Hifn, Inc.*                                                                        282,600
          6,200       Icos Vision Systems, N.V., Inc.*                                                   239,444
         11,000       Ikanos Communications, Inc.*                                                       129,470
         22,300       Integrated Silicon Solution, Inc.*                                                 124,434
         10,300       IXYS Corp.*                                                                         86,417

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      SEMICONDUCTORS (CONTINUED)
         35,200       LTX Corp.*                                                                 $       176,352
          9,100       Monolithic Power Systems, Inc.*                                                     86,086
         12,100       Nanometrics, Inc.*                                                                 111,925
         24,800       Portalplayer, Inc.*                                                                279,744
         21,500       Rudolph Technologies, Inc.*                                                        394,095
         25,200       Sigmatel, Inc.                                                                     117,936
          3,600       Supertex, Inc.*                                                                    139,932
         65,400       Ultra Clean Holdings, Inc.*                                                        698,472
          8,700       Ultratech, Inc.                                                                    115,884
         20,600       Virage Logic Corp.*                                                                187,666
         42,400       White Electronic Designs Corp.*                                                    210,728
                                                                                                ------------------
                                                                                                       4,846,821
                                                                                                ------------------
                      SHIPBUILDING                                                  0.2%
         15,000       Todd Shipyards Corp.                                                               270,900
                                                                                                ------------------
                      SOFTWARE                                                      4.6%
         64,200       Actuate Corp.*                                                                     283,764
         77,800       Applix, Inc.*                                                                      700,978
         68,750       Bottomline Technologies, Inc.*                                                     671,000
         39,700       Captaris, Inc.*                                                                    232,642
          2,600       Computer Programs & Systems, Inc.                                                   85,202
         13,300       Concur Technologies, Inc.*                                                         193,515
            500       Concurrent Computer Corp.*                                                             885
         19,700       Digi International, Inc.*                                                          265,950
         30,400       DocuCorp International, Inc.*                                                      237,120
         18,700       Embarcadero Technologies, Inc.*                                                    153,714
         48,800       InPhonic, Inc.*                                                                    386,496
          6,000       Mantech International Corp.*                                                       198,060
          9,700       Mapinfo Corp.*                                                                     124,451
         16,000       Moldflow Corp.*                                                                    190,560
         36,300       Neoware, Inc.*                                                                     493,317
          4,100       Netsmart Technologies, Inc.*                                                        53,792
          7,000       Omnicell, Inc.*                                                                    125,230
         39,000       Packateer, Inc.*                                                                   335,790
          9,600       Phase Forward, Inc.*                                                               114,624
         15,100       Radica Games, Ltd.                                                                 174,254
         14,100       Schawk, Inc.                                                                       256,902
         10,000       Smith Micro Software, Inc.*                                                        143,800
         35,400       Streamline Health Solutions, Inc.*                                                 179,832
         36,900       Unica Corp.*                                                                       380,070
                                                                                                ------------------
                                                                                                       5,981,948
                                                                                                ------------------

20

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      TELECOMMUNICATIONS                                            4.0%
         10,200       Anaren, Inc.*                                                              $       214,914
          3,000       Applied Signal Technology, Inc.                                                     44,520
         11,700       Atlantic Tele-Network, Inc.                                                        216,216
         15,600       Avici Systems, Inc.*                                                               134,940
         19,200       CalAmp Corp.*                                                                      116,928
         14,500       Carrier Access Corp.*                                                              102,950
         14,900       C-COR, Inc.*                                                                       127,842
         67,800       Channell Commercial Corp.*                                                         208,146
          8,000       Communications Systems, Inc.                                                        74,720
          7,100       Consolidated Communications Holdings, Inc.                                         132,841
         43,400       Ditech Networks, Inc.*                                                             334,614
         21,300       EFJ, Inc.*                                                                         158,046
          3,600       EMS Technologies, Inc.*                                                             67,608
         30,400       Globecomm Systems, Inc.*                                                           259,616
            100       Hypercom Corp.*                                                                        678
         10,900       Lightbridge, Inc.*                                                                 127,748
         35,900       Linktone, Ltd.*                                                                    184,526
         89,400       Network Equipment Technologies, Inc.*                                              368,328
         34,000       Novatel Wireless, Inc.*                                                            327,420
         43,000       Optical Communication Products, Inc.*                                               84,710
          9,500       Performance Technologies, Inc.*                                                     64,600
          7,600       Premiere Global Services, Inc.*                                                     65,968
         26,200       Radyne Corp.*                                                                      320,688
          9,600       Relm Wireless Corp.*                                                                74,976
         87,227       Symmetricom, Inc.*                                                                 703,922
         16,900       Talk America Holdings, Inc.*                                                       160,550
          1,900       Tessco Technologies, Inc.*                                                          55,974
         38,300       Tollgrade Communications, Inc.*                                                    342,785
         63,900       Westell Technologies, Inc.*                                                        133,551
         17,900       Wireless Facilities, Inc.*                                                          38,306
                                                                                                ------------------
                                                                                                       5,248,631
                                                                                                ------------------
                      TEXTILES                                                      0.1%
          8,000       Culp, Inc.*                                                                         44,400
          8,100       Dixie Group, Inc.*                                                                 120,852
         16,600       Quaker Fabric Corp.*                                                                18,592
                                                                                                ------------------
                                                                                                         183,844
                                                                                                ------------------
                      TOYS                                                          0.0%
          5,900       Lenox Group, Inc.*                                                                  35,695
                                                                                                ------------------

21

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


        Number
      of Shares                                                                                          Value
      ---------                                                                                          -----
                      TRANSPORTATION                                                1.9%
          5,100       B&H Ocean Carriers, Ltd.*                                                  $        80,580
         31,000       Celadon Group, Inc.*                                                               515,840
          4,300       Dynamex, Inc.*                                                                      89,225
         18,300       Frozen Food Express Industries*                                                    138,897
         23,950       Marten Transport, Ltd.*                                                            409,306
          8,966       PAM Transportation Services, Inc.*                                                 224,688
          7,600       PHI, Inc.*                                                                         231,572
          1,900       Saia, Inc.*                                                                         61,940
         71,200       Sea Containers, Ltd.*                                                               83,304
         19,100       USA Truck, Inc.*                                                                   363,855
         15,900       Vitran Corp., Inc.*                                                                294,150
                                                                                                ------------------
                                                                                                       2,493,357
                                                                                                ------------------

                      TOTAL COMMON STOCKS (COST $126,312,575)                                        126,528,546
                                                                                                ------------------

                      EXCHANGE TRADED FUND                                          1.4%
         25,000       iShares Russell 2000 Index Fund                                                  1,800,000
                                                                                                ------------------
                      TOTAL EXCHANGE TRADED FUND (COST $1,779,317)                                     1,800,000
                                                                                                ------------------

    Principal
      Value
    ----------

                      INVESTMENT COMPANY                                            1.3%
$     1,707,965       Federated Prime Obligations Fund                                                 1,707,965
                                                                                                ------------------
                      TOTAL MONEY MARKET FUND (COST $1,707,965)                                        1,707,965
                                                                                                ------------------
                      TOTAL INVESTMENTS (COST $129,799,857)                       100.2%             130,036,511

                      Liabilities less Other Assets                               (0.2)%                (276,106)
                                                                                                ------------------
                      TOTAL NET ASSETS                                            100.0%         $   129,760,405
                                                                                                ==================

                      * Non-income producing security.
                      + Foreign security denominated in U.S. dollars.

                      See notes to financial statements.


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                        INVESTMENTS BY SECTOR (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                               SEPTEMBER 30, 2006


Basic Materials                                                            2.3%

Consumer, Cyclical                                                        14.0%

Consumer, Non-Cyclical                                                    22.0%

Energy                                                                     3.6%

Exchange Traded Fund                                                       1.4%

Financials                                                                22.0%

Industrial                                                                12.8%

Information Technology                                                    11.1%

Telecom Services                                                          10.7%

Utilities                                                                  0.1%
                                                                         ------
      Total                                                              100.0%
                                                                         ======

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006


ASSETS:
          Investments at value (cost $129,799,857)                                               $   130,036,511
          Receivable for capital stock sold                                                               49,978
          Dividends and interest receivable                                                               89,337
          Prepaid expenses                                                                                28,240
                                                                                                 -------------------

          Total assets                                                                               130,204,066
                                                                                                 -------------------
LIABILITIES:
          Payable for securities purchased                                                               268,978
          Payable for capital stock redeemed                                                               2,159
          Accrued investment advisory fees                                                               100,126
          Accrued expenses                                                                                72,398
                                                                                                 -------------------
          Total liabilities                                                                              443,661
                                                                                                 -------------------
NET ASSETS                                                                                       $   129,760,405
                                                                                                 ===================

NET ASSETS CONSIST OF:
          Paid-in capital                                                                        $   120,589,178
          Undistributed net realized gain on investments                                               8,934,573
          Net unrealized appreciation on investments                                                     236,654
                                                                                                 -------------------
TOTAL NET ASSETS                                                                                 $   129,760,405
                                                                                                 ===================

SHARES OUTSTANDING, NO PAR VALUE
(UNLIMITED SHARES AUTHORIZED)                                                                         10,902,371

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY SHARES OUTSTANDING)                                                       $         11.90
                                                                                                 ===================


 See notes to financial statements.


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2006



INVESTMENT INCOME:
          Dividend income (net of $1,775 withholding tax)                                        $       685,819
          Interest income                                                                                 68,066
          Other income                                                                                       775
                                                                                                 -------------------

          Total Investment Income                                                                        754,660
                                                                                                 -------------------

EXPENSES:
          Investment advisory fees                                                                       986,079
          Administration and fund accounting fees                                                        124,557
          Custody fees                                                                                    47,499
          Federal and state registration fees                                                             28,956
          Transfer agent fees and expenses                                                                24,934
          Audit and tax fees                                                                              22,883
          Legal fees                                                                                      20,727
          Trustees' fees                                                                                  16,782
          Reports to shareholders                                                                         15,349
          Miscellaneous                                                                                   49,279
                                                                                                 -------------------

          Total Expenses                                                                               1,337,045
                                                                                                 -------------------

NET INVESTMENT LOSS                                                                                     (582,385)
                                                                                                 -------------------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
          Net realized gain on investments                                                            10,654,096
          Change in net unrealized appreciation/(depreciation)
             on investments                                                                           (7,771,798)
                                                                                                 -------------------

          Net realized and unrealized gain on investments                                              2,882,298
                                                                                                 -------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                        $     2,299,913
                                                                                                 ===================


 See notes to financial statements.


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                       YEAR ENDED                 YEAR ENDED
                                                                   SEPTEMBER 30, 2006         SEPTEMBER 30, 2005

OPERATIONS:
  Net investment loss                                              $       (582,385)          $       (629,185)
  Net realized gain on investments                                       10,654,096                  4,157,435
  Change in net unrealized appreciation/(depreciation)
     on investments                                                      (7,771,798)                 7,974,621
                                                                   ------------------         ------------------
  Net increase in net assets resulting from operations                    2,299,913                 11,502,871

DISTRIBUTIONS:
  Net realized gains                                                     (4,610,391)                (1,358,663)
                                                                   ------------------         ------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                              62,247,597                 41,142,854
  Reinvested distributions                                                   26,450                  1,358,663
  Cost of shares redeemed                                               (14,114,951)               (16,465,508)
                                                                   ------------------         ------------------
  Net increase from capital transactions                                 48,159,096                 26,036,009

TOTAL INCREASE IN NET ASSETS                                             45,848,618                 36,180,217

NET ASSETS:
  Beginning of period                                                    83,911,787                 47,731,570
                                                                   ------------------         ------------------

  End of period                                                    $    129,760,405           $     83,911,787
                                                                   ==================         ==================

CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                             5,076,338                  3,704,424
  Reinvested distributions                                                    2,292                    116,624
  Shares redeemed                                                        (1,157,071)                (1,465,056)
                                                                   ------------------         ------------------
  Net increase                                                            3,921,559                  2,355,992
                                                                   ==================         ==================


See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                              FINANCIAL HIGHLIGHTS

                          FOR A FUND SHARE OUTSTANDING
                             THROUGHOUT THE PERIOD.



                                                                                                NOVEMBER 7, 2003*
                                                  YEAR ENDED              YEAR ENDED                   TO
                                              SEPTEMBER 30, 2006      SEPTEMBER 30, 2005       SEPTEMBER 30, 2004


Net asset value, beginning of period            $          12.02        $           10.32        $          10.00

Income from investment operations:
    Net investment loss                                    (0.05)                   (0.09)                  (0.09)
    Net realized and unrealized gain
      on investments                                        0.57                     2.06                    0.41
                                                ----------------        -----------------        ----------------
        Total from investment operations                    0.52                     1.97                    0.32

Less distributions to shareholders from:
    Net realized gains                                     (0.64)                   (0.27)                     --
                                                ----------------        -----------------        ----------------

    Net asset value, end of period              $          11.90        $           12.02        $          10.32
                                                ================        =================        ================

Total return                                               4.48%                   19.19%                   3.20%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000s)         $        129,760           $       83,912           $      47,732
    Ratio of total expenses to average
        net assets                                         1.29%                    1.44%                   1.76%(2)
    Ratio of net investment loss to
        average net assets                               (0.56)%                  (0.93)%                 (1.08)%(2)
    Portfolio turnover rate                                  75%                      72%                     64%(1)

* Inception.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.

27

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006

    Shares or
    Principal
     Amount                                                                                               Value
   -----------                                                                                           -------

                      ASSET-BACKED SECURITIES                                      17.0%
$     1,000,000       321 Henderson Receivables, LLC
                          5.52%, 9/15/41*                                                        $     1,011,367
         29,347       Ameriquest Finance NIM Trust
                          5.19%, 6/25/34                                                                  29,277
      1,000,000       Arran Residential Mortgages Funding, PLC
                          5.36%, 9/20/36*                                                              1,000,000
      1,000,000       Bear Stearns Commercial Mortgage Securities
                          5.54%, 9/11/41                                                               1,014,381
        655,710       Capital Auto Receivables Asset Trust
                          5.41%, 1/15/08*                                                                656,310
        578,551       Capital One Auto Finance Trust
                          5.66%, 4/15/09*                                                                579,009
         87,418       Capital One Prime Auto Receivables Trust
                          2.46%, 6/15/10                                                                  85,787
        287,928       CIT Equipment Collateral
                          5.49%, 1/20/08*                                                                288,129
        190,095       Conseco Finance
                          6.16%, 6/15/32                                                                 190,410
      1,113,845       Ford Credit Auto Owner Trust
                          5.34%, 9/15/08*                                                              1,114,586
        273,559       GMAC Mortgage Corp. Loan Trust
                          5.43%, 11/25/35*                                                               273,744
        124,148       Harley-Davidson Motorcycle Trust
                          4.30%, 5/15/10                                                                 123,643
      1,000,000       JP Morgan Chase Commercial Mortgage Sec Corp.
                          5.40%, 5/15/45                                                               1,001,836
        672,182       Lehman XS Trust
                          5.40%, 5/25/36                                                                 672,274
      1,000,000       LB-UBS Commercial Mortgage Trust
                          5.37%, 9/15/39*                                                              1,001,250
        217,890       Long Beach Auto Receivables Trust
                          2.18%, 2/15/10*                                                                215,097
        750,000       Morgan Stanley Capital I
                          5.73%, 7/12/44                                                                 770,817
      1,500,000       Nelnet Student Loan Corp.
                          5.51%, 8/26/30*                                                              1,501,478
      1,000,000       Nissan Auto Receivables Owner Trust
                          3.21%, 3/16/09                                                                 984,871
        288,000       Nissan Auto Receivables Owner Trust
                          2.76%, 7/15/09                                                                 282,013
        112,935       Renaissance Home Equity Loan Trust
                          5.44%, 8/25/35*                                                                113,007
        111,277       Residential Asset Mortgage Products, Inc.
                          3.77%, 2/25/27                                                                 110,817

28

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

    Shares or
    Principal
     Amount                                                                                               Value
   -----------                                                                                           -------

                      ASSET-BACKED SECURITIES (CONTINUED)
$       199,144       Residential Asset Securities Corp.
                          2.64%, 7/25/29*                                                        $       197,145
        325,766       Residential Asset Securities Corp.
                          5.53%, 5/25/35*                                                                326,173
        791,637       Washington Mutual
                          4.06%, 10/25/33*                                                               784,397
        179,809       WFS Financial Owner Trust
                          3.56%, 9/20/10                                                                 179,484
      1,007,676       WFS Financial Owner Trust
                          3.87%, 5/20/11                                                               1,002,096
        422,431       WFS Financial Owner Trust
                          3.21%, 5/17/12                                                                 413,552
                                                                                                  --------------

                      TOTAL ASSET-BACKED SECURITIES (COST $15,878,246)                                15,922,950
                                                                                                  --------------

                      CORPORATE BONDS DOMESTIC                                      1.0%
      1,000,000       3M Co., Convertible 2.40%, 11/21/32*                                               887,500
                                                                                                  --------------

                      TOTAL CORPORATE BONDS DOMESTIC (COST $879,555)                                     887,500
                                                                                                  --------------

                      U.S. GOVERNMENT AGENCIES 76.4%

                      FEDERAL HOME LOAN MORTGAGE CORP.                             11.9%
      1,089,593       Freddie Mac 3.35%, 8/15/23                                                       1,068,630
        883,615       Pool #847333 6.46%, 4/1/32*                                                        902,215
      1,383,192       Pool #780833 4.64%, 9/1/33*                                                      1,389,438
      1,384,049       Pool #1B1364 3.68%, 11/1/33*                                                     1,376,703
        987,281       Pool #781082 3.52%, 12/1/33*                                                       997,978
      1,089,079       Pool #847248 3.79%, 3/1/34*                                                      1,100,938
        786,793       Pool #781492 3.41%, 4/1/34*                                                        781,443
        996,608       Pool #1B1664 3.45%, 4/1/34*                                                        991,907
      1,088,635       Pool #781640 3.08%, 6/1/34*                                                      1,071,491
      1,446,406       Pool #847593 4.62%, 4/1/35*                                                      1,467,533
                                                                                                  --------------
                                                                                                      11,148,276
                                                                                                  --------------

                      FEDERAL NATIONAL MORTGAGE ASSOCIATION                        22.9%
      4,000,000       5.25%, 4/15/07                                                                   3,999,388
      4,400,000       TBA 6.00%, 10/1/17^                                                              4,467,373
        199,847       Pool #606864 6.57%, 10/1/31*                                                       204,143
        422,505       Pool #545980 5.67%, 6/1/32*                                                        430,236
        786,335       Pool #735625 5.32%, 1/1/34*                                                        809,546
      1,294,254       Pool #779722 4.58%, 7/1/34*                                                      1,294,971
      1,341,315       Pool #745383 4.31%, 12/1/35*                                                     1,334,904
         13,111       Pool #345856 7.20%, 8/1/36*                                                         13,398

29

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

    Shares or
    Principal
     Amount                                                                                               Value
   -----------                                                                                           -------

                      FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     6,400,000       TBA 5.00%, 10/1/36^                                                        $     6,151,999
        500,000       TBA 6.50%, 10/1/36^+                                                               509,219
        730,177       Pool #735967 4.06%, 3/1/38*                                                        739,995
      1,278,679       Pool #735476 4.78%, 5/1/38*                                                      1,301,832
        113,087       Pool #545318 6.46%, 11/1/38*                                                       115,183
                                                                                                  --------------
                                                                                                      21,372,187

                      U.S. TREASURY OBLIGATIONS 41.6%
      6,000,000       6.50%, 10/15/06                                                                  6,003,990
      2,042,500       4.90%, 10/31/06+                                                                 2,042,500
      3,037,500       4.90%, 10/31/06+                                                                 3,037,500
        600,000       2.63%, 11/15/06                                                                    598,524
      6,100,000       3.00%, 12/31/06                                                                  6,070,695
      4,750,000       3.13%, 1/31/07                                                                   4,722,170
      4,000,000       2.25%, 2/15/07                                                                   3,960,316
      5,000,000       3.75%, 3/31/07                                                                   4,970,120
      5,000,000       3.63%, 4/30/07                                                                   4,960,545
      2,500,000       5.13%, 5/15/16                                                                   2,594,143
                                                                                                  --------------
                                                                                                      38,960,503

                      TOTAL U.S. GOVERNMENT AGENCIES (COST $71,273,888)                               71,480,966
                                                                                                  --------------

                      COMMERCIAL PAPER                                              2.1%
      2,000,000       Societe Generael 4.87%, 10/13/06                                                 1,996,211
                                                                                                  --------------

                      TOTAL COMMERCIAL PAPER (COST $1,995,940)                                         1,996,211
                                                                                                  --------------

                      DEMAND DEPOSIT                                               20.5%
     19,216,174       UMB Money Market Fiduciary, 3.70%                                               19,216,174
                                                                                                  --------------

                      TOTAL DEMAND DEPOSIT (COST $19,216,174)                                         19,216,174
                                                                                                  --------------

                      TOTAL INVESTMENTS (COST $109,243,803)                       117.0%             109,503,801

                      Liabilities less Other Assets                              (17.0)%            (15,900,174)
                                                                                                  --------------

                      TOTAL NET ASSETS                                            100.0%         $    93,603,627
                                                                                                  ==============
                      * Variable rate security.
                      ^ When-issued security.
                      + Collateral held in escrow to cover short sales.

                      See notes to financial statements.

30

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

    Principal
     Amount                                                                                               Value
   -----------                                                                                           -------

                      SECURITIES SOLD SHORT

                      FEDERAL NATIONAL MORTGAGE ASSOCIATION
$     (500,000)       Federal National Mortgage Association, TBA 6.00%, 10/1/36                  $     (502,344)
                                                                                                  --------------

                      U.S. TREASURY OBLIGATIONS
    (3,000,000)       U.S. Treasury 5.00%, 7/31/08                                                   (3,015,003)
    (2,000,000)       U.S. Treasury 4.88%, 7/31/11                                                   (2,023,830)
                                                                                                  --------------

                      TOTAL SECURITIES SOLD SHORT (PROCEEDS $5,511,685)                              (5,541,177)
                                                                                                  --------------

31

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


                                                                                                    Unrealized
                                                                                                   Appreciation/
SWAP CONTRACTS                                                 Expiration Date    Notional Value  (Depreciation)
----------------------------------------------------------------------------------------------------------------

Credit default contract with Lehman Brothers,                       6/20/11         $4,000,000          $(2,424)
Fund pays 1.90% times the notional amount of
$4,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 6 Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
amount and (2) multiplied by the ratio of one minus
the ratio of the market value of the defaulted debt
security to its par value.

Credit default contract with Lehman Brothers,                      12/20/10          4,000,000            77,302
Fund pays 2.00% times the notional amount of
$4,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 5 Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
amount and (2) multiplied by the ratio of one minus
the ratio of the market value of the defaulted debt
security to its par value.

 Credit default contract with Bear Stearns,                        12/20/10          4,000,000          (46,067)
Fund pays 2.00% times the notional amount of
$4,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA XO Series 5 Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional value
and (2) multiplied by the ratio of one minus the ratio
of the market value of the defaulted debt security to
its par value.

Credit default contract with Bear Stearns,                         12/20/10          6,000,000            25,910
Fund receives 0.45% times the notional amount of
$6,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA IG Series 5 Index, the Fund
pays the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional value
and (2) multiplied by the ratio of one minus the ratio
of the market value of the defaulted debt security to
its par value.

32

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)


                                                                                                    Unrealized
                                                                                                   Appreciation/
SWAP CONTRACTS(continued)                                      Expiration Date    Notional Value  (Depreciation)
----------------------------------------------------------------------------------------------------------------
Credit default contract with Merrill Lynch,                        12/20/10         $5,000,000         $ (4,198)
Fund pays 0.45% times the notional amount of
$5,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA IG Series 5 Index, the Fund
receives the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security
to its par value.

Credit default contract with Bear Stearns,                         12/20/10          5,000,000            21,591
Fund receives 0.45% times the notional amount of
$5,000,000, divided into four quarterly payments. In
the event of default of any debt security included in
the Dow Jones CDX NA IG Series 5 Index, the Fund
pays the percentage of the Index that the defaulted
security comprises (1) multiplied by the notional
value and (2) multiplied by the ratio of one minus the
ratio of the market value of the defaulted debt security
to its par value.


Interest rate contract with Citibank, N.A., the Fund                12/1/10          1,500,000           (4,727)
makes a quarterly payment of 4.853% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Interest rate contract with Bear Stearns, the Fund                  9/26/16          5,000,000            11,300
makes a quarterly payment of 5.14% and receives a
quarterly payment equal to the 3 month LIBOR times
the notional amount.

Credit default contract with Merrill Lynch,                         9/20/11          1,000,000             1,195
Fund pays 1.05% times the notional amount of
$1,000,000, divided into four quarterly payments. In
the event of default of any senior unsecured debt of
Gap, Inc., the Fund receives the notional amount and
delivers the defaulted security.


See notes to financial statements.

33

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                        INVESTMENTS BY SECTOR (UNAUDITED)
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                               SEPTEMBER 30, 2006



Asset-Backed Securities                                                   18.0%

Corporate Bonds Domestic                                                   1.0%

U.S. Government Agencies                                                  81.0%
                                                                         ------
      Total                                                              100.0%
                                                                         ======

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2006

ASSETS:
          Investments at value (cost $109,243,803)                                               $   109,503,801
          Cash                                                                                         5,545,192
          Receivables:
             Investment securities sold                                                               13,175,779
             Capital stock sold                                                                          120,357
             Interest                                                                                    753,532
             Unrealized appreciation on open swap contracts                                              137,298
          Premiums for open swap contracts purchased                                                       9,641
          Prepaid expenses                                                                                23,458
                                                                                                  --------------

          Total assets                                                                               129,269,058
                                                                                                  --------------

LIABILITIES:
          Payables:
             Securities sold short, at value (proceeds $5,511,685)                                     5,541,177
             Securities purchased                                                                     29,875,365
             Unrealized depreciation on open swap contracts                                               57,416
          Accrued investment advisory fees                                                               120,285
          Accrued expenses                                                                                71,188
                                                                                                  --------------

          Total liabilities                                                                           35,665,431
                                                                                                  --------------

NET ASSETS                                                                                       $    93,603,627
                                                                                                  ==============

NET ASSETS CONSIST OF:
          Paid-in capital                                                                        $    91,322,940
          Undistributed net investment income                                                          1,970,298
          Net unrealized appreciation/(depreciation) on:
             Investments and open swap contracts                                                         339,881
             Securities sold short                                                                       (29,492)

TOTAL NET ASSETS                                                                                 $    93,603,627
                                                                                                  ==============

SHARES OUTSTANDING, NO PAR VALUE
(UNLIMITED SHARES AUTHORIZED)                                                                          9,025,150

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY SHARES OUTSTANDING)                                                       $         10.37
                                                                                                  ==============

See notes to financial statements.

35

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             STATEMENT OF OPERATIONS
             FOR THE PERIOD NOVEMBER 8, 2005* TO SEPTEMBER 30, 2006

INVESTMENT INCOME:
          Interest income                                                                        $     2,363,863
                                                                                                  --------------
          Total Investment Income                                                                      2,363,863
                                                                                                  --------------
EXPENSES:
          Investment advisory fees                                                                       293,317
          Administration and fund accounting fees                                                         80,527
          Audit and tax fees                                                                              25,500
          Federal and state registration fees                                                             23,717
          Transfer agent fees and expenses                                                                19,116
          Legal fees                                                                                      18,126
          Custody fees                                                                                    14,519
          Trustees' fees                                                                                  11,881
          Organization costs                                                                               8,960
          Reports to shareholders                                                                          5,251
          Miscellaneous                                                                                   21,171
                                                                                                  --------------
          Total Expenses                                                                                 522,085
          Fees waived by Adviser                                                                         (13,478)
                                                                                                  --------------
          Net Expenses                                                                                   508,607

NET INVESTMENT INCOME                                                                                  1,855,256
                                                                                                  --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
          Net realized gain (loss) on transactions from:
             Investments                                                                                 (13,896)
             Swap contracts                                                                              310,747
             Securities sold short                                                                       (15,147)

          Change in net unrealized appreciation/(depreciation) on:
             Investments                                                                                 259,998
             Swap contracts                                                                               79,883
             Short positions                                                                             (29,492)
                                                                                                  --------------
          Net realized and unrealized gain on investments                                                592,093
                                                                                                  --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                                                        $     2,447,349
                                                                                                  ==============

* Inception.

See notes to financial statements.

36

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS
             FOR THE PERIOD NOVEMBER 8, 2005* TO SEPTEMBER 30, 2006

OPERATIONS:
  Net investment income                                                                         $      1,855,256
  Net realized gain on investments and swap contracts                                                    281,704
  Change in net unrealized appreciation on investments,
     swap contracts, and securities sold short                                                           310,389
                                                                                                  --------------
  Net increase in net assets resulting from operations                                                 2,447,349
                                                                                                  --------------
DISTRIBUTIONS:
  Net investment income                                                                                 (173,553)
                                                                                                  --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                                          106,827,229
  Cost of shares redeemed                                                                            (15,497,398)
                                                                                                  --------------
  Net increase from capital transactions                                                              91,329,831
                                                                                                  --------------

TOTAL INCREASE IN NET ASSETS                                                                          93,603,627

NET ASSETS:
  Beginning of period                                                                                        --
                                                                                                  --------------

  End of period                                                                                 $     93,603,627
                                                                                                  ==============

CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                                                       10,548,644
  Shares redeemed                                                                                   (1,523,494)
                                                                                                  --------------
  Net increase                                                                                       9,025,150
                                                                                                  ==============

* Inception.

See notes to financial statements.

37

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                              FINANCIAL HIGHLIGHTS

                          FOR A FUND SHARE OUTSTANDING
                             THROUGHOUT THE PERIOD.

                                                                                               NOVEMBER 8, 2005*
                                                                                                      TO
                                                                                              SEPTEMBER 30, 2006
                                                                                             -------------------


Net asset value, beginning of period                                                             $         10.00

Income from investment operations:
    Net investment income                                                                                   0.23
    Net realized and unrealized gain on investments,
       swap contracts and securities sold short                                                             0.18
                                                                                             -------------------
         Total from investment operations                                                                   0.41

Less distributions to shareholders from:
    Net investment income                                                                                  (0.04)
                                                                                             -------------------

    Net asset value, end of period                                                               $         10.37
                                                                                             ===================

Total return                                                                                            4.16%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000s)                                                          $        93,604
    Ratio of total expenses to average net assets less waivers                                          0.95%(2)
    Ratio of total expenses to average net assets before waivers                                        0.98%(2)
    Ratio of net investment income to average net assets, net of waivers                                3.48%(2)
    Ratio of net investment income to average net assets, before waivers                                3.45%(2)
    Portfolio turnover rate                                                                              363%(1)


 *  Inception.
(1) Not annualized.
(2) Annualized.

See notes to financial statements.

38

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2006

1.        ORGANIZATION

          Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds"). The Active Income Fund commenced operations on November 8, 2005.

2.        SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

          (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

          (b) Swap Contracts - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments.

               In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund or their counterparties act as guarantors. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor.

               Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on an independent pricing service and changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

               underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

               As of September 30, 2006, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

          (c) Federal Income Taxes - The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          (d) Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund's portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

          (e) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

          (f) New Accounting Pronouncements - In June 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. To the extent that a tax benefit of a position is not deemed to meet the more-likely-than-not threshold, the Funds would report an income tax expense in the statement of operations. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48, and the impact of this standard on the Funds' financial statements has not yet been determined.

               In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

3.        RELATED PARTY TRANSACTIONS

          The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds.
          Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund's average daily net assets at the annual rate of 0.95% and 0.55%, respectively.

          Under the  investment  advisory  agreement,  if the  aggregate  annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund's and 1.00% of the Active Income Fund's average daily net assets, the Adviser will reimburse each Fund for the amount of such excess. The Adviser reimbursed the Active Income Fund $13,478 during the period ended September 30, 2006.

          The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

4.        INVESTMENT TRANSACTIONS

          Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the Funds for the year ended September 30, 2006, were as follows:

                       Micro Cap Fund        Active Income Fund
          Purchases    $  119,964,084         $  105,461,586
          Sales        $   78,172,601         $   77,977,634

          The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended September 30, 2006, were as follows:

                       Micro Cap Fund        Active Income Fund
          Purchases    $        --           $   70,704,918
          Sales        $        --           $   26,177,479

5.        FEDERAL INCOME TAX INFORMATION

          At September 30, 2006, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:
                                           Micro Cap Fund     Active Income Fund
                                           -------------------------------------
          Cost of Investments               $130,257,316       $109,503,801
                                           =====================================
          Gross Unrealized Appreciation      $15,630,058                --
          Gross Unrealized Depreciation      (15,850,863)               --
                                           -------------------------------------
          Net Unrealized Appreciation/
           (Depreciation)on Investments        $(220,805)               --
                                           =====================================

          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
41

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (CONTINUED)

          The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:


          Micro Cap Fund
          Distributions paid from:             2006                  2005
                                           ------------------------------
          Ordinary Income                  $1,618,852          $1,358,663
          Net Long-Term Capital Gains       2,991,539                  --
                                           ------------------------------
          Total Taxable Distributions       4,610,391           1,358,663
                                           ------------------------------
          Total Distributions Paid         $4,610,391          $1,358,663
                                           ==============================

          Active Income Fund
          Distributions paid from:             2006
                                           --------

          Ordinary Income                  $173,553
          Net Long-Term Capital Gains            --
                                           --------
          Total Taxable Distributions       173,553
                                           --------

          Total Distributions Paid         $173,553
                                           ========

          As of September 30, 2006, the components of accumulated earnings (deficit) were as follows:

                                             Micro Cap Fund   Active Income Fund
          Undistributed Ordinary Income      $2,218,849            $2,288,004
          Undistributed Long-Term Capital
            Gains                             7,173,183                    --
                                             --------------------------------
          Accumulated Earnings                9,392,032             2,288,004
          Accumulated Capital and Other
            Losses                                   --                    --
          Unrealized Appreciation              (220,805)                   --
                                             --------------------------------
          Total Accumulated Earnings         $9,171,227            $2,288,004
                                             ================================

6.        OTHER

          As of September 30, 2006, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.6% and 99.9%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund's liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.
42

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     To the Shareholders and Board of Trustees of Lotsoff Capital Management Investment Trust:

     We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Lotsoff Capital Management Micro Cap Fund and Lotsoff Capital Management Active Income Fund (the "Funds") (two of the portfolios constituting Lotsoff Capital Management Investment Trust) as of September 30, 2006 and the related statements of operations, statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lotsoff Capital Management Micro Cap Fund and Lotsoff Capital Management Active Income Fund as of September 30, 2006, and the results of their operations, changes in their net assets and financial highlights for the indicated periods in conformity with accounting principles generally accepted in the United States of America.




     /s/ Deloitte & Touche LLP
     Milwaukee, WI
     November 28, 2006

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 TAX INFORMATION
                FOR THE YEAR ENDED SEPTEMBER 30, 2006 (UNAUDITED)


     Micro Cap Fund designates $2,991,539 as a long-term capital dividend paid for the fiscal year ended September 30, 2006.

     23% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2006, are eligible for the corporate dividends received deduction for Micro Cap Fund.

     23% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2006, are designated as qualified dividend income for Micro Cap Fund.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                                 EXPENSE EXAMPLE
               FOR THE PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)


     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006 (the "period").

     ACTUAL  EXPENSES
     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 EXPENSE EXAMPLE
         FOR THE PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

EXPENSES PAID DURING THE PERIOD

                     -----------------------------------------------------------
MICRO CAP FUND         Beginning           Ending           Expenses paid during
                      account value     account value         the period ended
                      April 1, 2006   September 30, 2006   September 30, 2006(1)
                     -----------------------------------------------------------

Actual Example          $1,000.00          $ 906.30                  $6.00

Hypothetical Example,
assuming a 5% return
before expenses          1,000.00           1,017.70                  6.36

(1) Expenses are equal to the Fund's annualized expense ratio of 1.29% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


                     -----------------------------------------------------------
ACTIVE INCOME FUND      Beginning           Ending          Expenses paid during
                      account value     account value         the period ended
                      April 1, 2006   September 30, 2006   September 30, 2006(1)
                     -----------------------------------------------------------

Actual Example          $1,000.00          $1,020.60                 $4.73

Hypothetical Example,
assuming a 5% return
before expenses          1,000.00           1,020.32                  4.73

(1) Expenses are equal to the Fund's annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                          OTHER INFORMATION (UNAUDITED)

APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
At meetings held on August 28, 2006 and November 17, 2006 the Board of Trustees approved the continuation of the investment advisory agreements between Lotsoff Capital Management (the "Adviser") and each of the Micro Cap Fund and Active Income Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Directors concluded that the Adviser was providing essential services to the Funds.

The Trustees discussed the Funds' performance and reviewed the comparison of the Funds' performance to benchmark indices over various periods of time, concluding that the performance of the Funds warranted the continuation of the advisory agreements. The Trustees noted that in addition to the absolute performance of the Funds, each Fund adheres to its investment style.

The Trustees next reviewed the advisory fees payable by the Funds. They considered the revenues realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Funds. They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Funds, but does receive research used in its management of the Funds and the assets of its other investment advisory accounts. The Trustees determined that the profits realized by the Adviser' from its relationship with the Funds were reasonable and not excessive.

The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratio of the Funds were in the range of comparable mutual funds. The Trustees also considered the fact that the advisory fee for each Fund had been negotiated by the Funds' principal shareholder.

The Trustees reviewed a report indicating that the Adviser was not realizing economies of scale in its management of the Micro Cap Fund and was unlikely to do so in the future. The same report indicated that the Active Income Fund at both its present size and, as adjusted for its projected growth over the next year, would not be large enough to permit the Adviser to achieve economies of scale.

PROXY VOTING
The Lotsoff Capital Management Micro Cap Fund's proxy voting guidelines and a record of the Micro Cap Fund's proxy votes for the year ended June 30, 2006 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY HOLDINGS
The Lotsoff Capital Management Micro Cap and Active Income Funds will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                   TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

                                                                                     Number of
                                                                                      Funds
                                            Term of                                  Overseen          Other
                           Position(s)    Office(1) and                               within        Directorships
                            Held with      Length of     Principal Occupation(s)       Fund            Held
Name, Address and Age        Trust        Time Served      During Past 5 Years       Complex        by Trustee
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Margaret A. Cartier, CPA     Trustee         Served      Sole proprietor of             2              None
20 North Clark Street                         since      Margaret Cartier, CPA
34th Floor                                    2003       (provider of financial
Chicago, Illinois 60602                                  advisory services)
Age: 61                                                  since January 2003;
                                                         Managing Director of
                                                         American Express Tax and
                                                         Business Services from
                                                         1999 to January 2003;
                                                         Parter at Altschuler,
                                                         Melvoin and Glasser LLP
                                                         from 1971 to 2002.


Jack Forstadt                Trustee         Served      Adjunct Professor at Lake      2              None
20 North Clark Street                         since      Forest Graduate School
34th Floor                                    2003       of Management since 2000;
Chicago, Illinois 60602                                  Member and Partner at
Age: 61                                                  PricewaterhouseCoopers
                                                         from 1967 to 2000.


Herbert F. Horwich, CFA      Trustee         Served      Adjunct Professor, Loyola      2              None
20 North Clark Street                         since      University, Chicago,
34th Floor                                    2005       Illinois.
Chicago, Illinois 60602
Age: 79


DeVerille A. Huston          Trustee         Served      Partner, Sidley Austin         2              None
20 North Clark Street                         since      Brown & Wood; retired
34th Floor                                    2004       July 2002.
Chicago, Illinois 60602
Age: 59


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                   TRUSTEE AND OFFICER INFORMATION (UNAUDITED)
                                   (CONTINUED)

                                                                                     Number of
                                                                                      Funds
                                            Term of                                  Overseen          Other
                           Position(s)    Office(1) and                               within        Directorships
                            Held with      Length of     Principal Occupation(s)       Fund            Held
Name, Address and Age        Trust        Time Served      During Past 5 Years       Complex        by Trustee
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS

Seymour N. Lotsoff, CFA(2)   President       Served      Chief Executive Officer of     2              None
20 North Clark Street           and           since      Lotsoff Capital Management
34th Floor                    Trustee         2003       since 1981.
Chicago, Illinois 60602
Age: 69


Margaret M. Baer(2)          Secretary,      Served      Managing Director and          2              None
20 North Clark Street         Treasurer       since      Chief Administrative
34th Floor                   and Trustee      2003       Officer of Lotsoff Capital
Chicago, Illinois 60602                                  Management since 1992.
Age: 39


Donna J. Noble                 Chief         Served      Chief Compliance Officer       N/A            N/A
20 North Clark Street        Compliance       since      for Lotsoff Capital
34th Floor                    Officer         2004       Management since 2004;
Chicago, Illinois 60602                                  Vice President and
Age: 35                                                  Compliance Manager for
                                                         Goldman Sachs Asset
                                                         Management from 2001 to
                                                         2004; Senior Compliance
                                                         Manager for Banc One
                                                         Securities Corporation
                                                         from 1997 to 2001.



 (1) Each Trustee serves an indefinite term under the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

 (2) Mr. Lotsoff and Ms. Baer are considered interested Trustees of the Trust within the meaning of the Investment Company Act of 1940 because of their affiliation with the Adviser.

     Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR
                                  P.O. Box 1811
                            Milwaukee, WI 53201-1811
                                  877.568.7633



================================================================================

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the "Code") that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the Code is filed as an exhibit to this Form N-CSR. During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert.

The Registrant's board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
         Fiscal year ended September 30, 2005        $16,500
         Fiscal year ended September 30, 2006        $40,875

(b)      Audit-Related Fees.
         None.

(c)      Tax Fees.
         Fiscal year ended September 30, 2005        $3,000
         Fiscal year ended September 30, 2006        $5,900

(d)      All Other Fees.
         None.

(e)
         (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm's annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

         (2) During 2006, all of the audit and non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Equity Trust

By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    December 8, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
    --------------------------------
         Seymour N. Lotsoff
         President

Date:    December 8, 2006


By:      /s/ Margaret M. Baer
    --------------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    December 8, 2006